John Hancock Managed Account Shares High Yield Municipal Bond Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
John Hancock Managed Account Shares High Yield Municipal Bond Portfolio | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	2.73%	4.85%